Financial Risk Management, Objectives and Policies (Details) - Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Financial obligations	S/ 1,579,819	S/ 1,509,290
Interest	397,988	414,132
Trade and other payables	214,286	273,207
Lease liabilities	8,129	4,355
As of December 31, 2022
Derivative financial instruments		7,473
Less than 3 months [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Financial obligations	115,092	414,290
Interest	31,769	36,222
Trade and other payables	175,847	231,698
Lease liabilities	986	502
As of December 31, 2022
Derivative financial instruments		7,473
3 to 12 months [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Financial obligations	269,272	116,818
Interest	57,356	45,282
Trade and other payables	38,439	41,509
Lease liabilities	2,957	1,503
As of December 31, 2022
Derivative financial instruments
1 to 5 years [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Financial obligations	625,455	326,544
Interest	231,220	213,427
Trade and other payables
Lease liabilities	4,186	2,350
As of December 31, 2022
Derivative financial instruments
More than 5 years [Member]
Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Financial obligations	570,000	651,638
Interest	77,643	119,201
Trade and other payables
Lease liabilities
As of December 31, 2022
Derivative financial instruments